Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash held in banks	$ 18,563	$ 53,521
Short-term investments (maturities of 90 days or less)	37,548	0
Cash and cash equivalents	$ 56,111	$ 53,521	$ 62,151